Share capital, share premium and own shares - Share capital and premium (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) shares		Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) Options shares	Dec. 31, 2019 Options £ / shares	Dec. 31, 2018 Options £ / shares	Dec. 31, 2016 Options
Disclosure of classes of share capital
Par value per share (in GBP per share) | £ / shares					£ 0.05	£ 0.05
Number of issued shares at beginning of year | shares	2,593,044,409		2,587,175,445
Number of shares issued under share-based schemes | shares	8,115,540		5,868,964
Number of issued shares at end of year | shares	2,601,159,949		2,593,044,409	2,587,175,445
Balance at beginning of year	$ 21,991		$ 21,771	$ 18,124
Shares issued under share-based schemes	22		23	27
Balance at end of year	19,669	[1]	21,991	$ 21,771
Options outstanding under save as you earn schemes
Shares under option at end of year | Options				6,000,000	4,000,000	5,000,000
Share capital
Disclosure of classes of share capital
Balance at beginning of year	166		175	$ 159
Shares issued under share-based schemes			1
Impact of change in presentation currency in relation to share capital and share premium	6		(10)
Balance at end of year	172		166	175
Share premium
Disclosure of classes of share capital
Balance at beginning of year	2,502		2,635	2,381
Shares issued under share-based schemes	22		22	27
Impact of change in presentation currency in relation to share capital and share premium	101		(155)
Balance at end of year	$ 2,625		$ 2,502	$ 2,635
SAYE options
Options outstanding under save as you earn schemes
Shares under option at end of year | Options				6,400,000	3,805,447	4,885,804	7,100,000
SAYE options | Minimum
Options outstanding under save as you earn schemes
Exercise price | £ / shares					£ 11.04	£ 9.01
SAYE options | Maximum
Options outstanding under save as you earn schemes
Exercise price | £ / shares					£ 14.55	£ 14.55

[1]	The Group has adopted a change in its presentation currency from pounds sterling to US dollars at 31 December 2019 as described in note A1. Accordingly, the 31 December 2018 and 1 January 2018 comparative statements of financial position and the 2018 related notes have been re-presented retrospectively from the previously published results. As a result of this change, the statement of financial position as at 1 January 2018 has been re-presented in accordance with IAS 1